Derivative financial instruments - Derivatives held for trading (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 35,918,021	£ 36,522,344
Fair value derivative assets	237,669	346,626	£ 327,709
Fair value derivative liabilities	(238,345)	(340,487)	£ (324,252)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Fair value derivative assets	237,669	346,626
Fair value derivative liabilities	(238,345)	(340,487)
Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount		14,815,628
Fair value derivative assets		35,331
Fair value derivative liabilities		(36,488)
OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount		12,639,252
Fair value derivative assets		298,849
Fair value derivative liabilities		(291,300)
Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount		8,730,940
Fair value derivative assets		11,444
Fair value derivative liabilities		(11,858)
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value derivative assets	237,669	346,626
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	35,686,673	36,185,820
Fair value derivative assets	237,504	345,624
Fair value derivative liabilities	(237,236)	(339,646)
Held for trading [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	13,579,004
Fair value derivative assets	9,236
Fair value derivative liabilities	(9,294)
Held for trading [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	13,659,753
Fair value derivative assets	218,933
Fair value derivative liabilities	(216,913)
Held for trading [member] | Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,447,916
Fair value derivative assets	9,335
Fair value derivative liabilities	(11,029)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,819,811	4,229,796
Fair value derivative assets	54,902	79,260
Fair value derivative liabilities	(53,460)	(78,248)
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,131,184	2,308,922
Fair value derivative assets	26,534	32,442
Fair value derivative liabilities	(26,177)	(30,907)
Held for trading [member] | Foreign exchange derivatives [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,098,587	1,086,552
Fair value derivative assets	23,675	40,083
Fair value derivative liabilities	(22,003)	(40,164)
Held for trading [member] | Foreign exchange derivatives [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	506,156	772,031
Fair value derivative assets	4,056	6,338
Fair value derivative liabilities	(4,665)	(6,762)
Held for trading [member] | Foreign exchange derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	59,618	43,478
Fair value derivative assets	607	366
Fair value derivative liabilities	(585)	(388)
Held for trading [member] | Foreign exchange derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,735,927	4,167,505
Fair value derivative assets	54,265	78,863
Fair value derivative liabilities	(52,845)	(77,833)
Held for trading [member] | Foreign exchange derivatives [member] | Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	24,266	18,813
Fair value derivative assets	30	31
Fair value derivative liabilities	(30)	(27)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	29,193,812	30,011,026
Fair value derivative assets	152,919	228,133
Fair value derivative liabilities	(145,658)	(219,298)
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	268,277	296,559
Fair value derivative assets	87	999
Fair value derivative liabilities	(88)	(968)
Held for trading [member] | Interest rate derivatives [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,384,453	2,522,430
Fair value derivative assets	27,235	42,412
Fair value derivative liabilities	(29,635)	(43,373)
Held for trading [member] | Interest rate derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	13,215,545	14,439,407
Fair value derivative assets	3,675	30,503
Fair value derivative liabilities	(3,390)	(31,528)
Held for trading [member] | Interest rate derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,333,707	7,618,886
Fair value derivative assets	148,882	197,233
Fair value derivative liabilities	(141,910)	(187,400)
Held for trading [member] | Interest rate derivatives [member] | Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,644,560	7,952,733
Fair value derivative assets	362	397
Fair value derivative liabilities	(358)	(370)
Held for trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,680,977	4,799,897
Fair value derivative assets	121,560	153,822
Fair value derivative liabilities	(112,187)	(143,059)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	715,001	947,800
Fair value derivative assets	12,549	16,273
Fair value derivative liabilities	(11,552)	(15,085)
Held for trading [member] | Credit derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	303,841	332,743
Fair value derivative assets	4,954	4,462
Fair value derivative liabilities	(5,319)	(4,572)
Held for trading [member] | Credit derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	411,160	615,057
Fair value derivative assets	7,595	11,811
Fair value derivative liabilities	(6,233)	(10,513)
Held for trading [member] | Equity and stock index derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	794,401	793,285
Fair value derivative assets	14,698	17,089
Fair value derivative liabilities	(24,119)	(21,872)
Held for trading [member] | Equity and stock index derivatives [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	58,456	102,545
Fair value derivative assets	5,262	6,766
Fair value derivative liabilities	(9,591)	(8,837)
Held for trading [member] | Equity and stock index derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	161,739	207,665
Fair value derivative assets	7,497	9,019
Fair value derivative liabilities	(15,069)	(13,272)
Held for trading [member] | Equity and stock index derivatives [member] | Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	632,662	585,620
Fair value derivative assets	7,201	8,070
Fair value derivative liabilities	(9,050)	(8,600)
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	103,283	105,120
Fair value derivative assets	2,235	2,253
Fair value derivative liabilities	(5,478)	(4,435)
Held for trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	163,648	203,913
Fair value derivative assets	2,436	4,869
Fair value derivative liabilities	(2,447)	(5,143)
Held for trading [member] | Commodity derivatives [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,465	14,053
Fair value derivative assets	32	395
Fair value derivative liabilities	(103)	(461)
Held for trading [member] | Commodity derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	17,220	30,139
Fair value derivative assets	694	1,923
Fair value derivative liabilities	(856)	(2,282)
Held for trading [member] | Commodity derivatives [member] | Exchange traded futures and options [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	146,428	173,774
Fair value derivative assets	1,742	2,946
Fair value derivative liabilities	(1,591)	(2,861)
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	12,755	16,086
Fair value derivative assets	662	1,528
Fair value derivative liabilities	£ (753)	£ (1,821)